UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     York Asset Management Limited

Address:  Suite 203, Lagoon Court, Sandyport,
          P.O. Box N-1717
          Nassau C5
          Attention: S. Nicholas Walker


13F File Number:  000-24464

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   S. Nicholas Walker
Title:  Managing Member
Phone:  (242) 502-3350


Signature, Place and Date of Signing:


/s/ S. Nicholas Walker            New York, New York        May 10, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  47

Form 13F Information Table Value Total: $196,580
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                    FORM 13F INFORMATION TABLE
                                                   York Asset Management Limited
                                                          March 31, 2007

COLUMN 1                      COLUMN  2         COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8

                                                             VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MNGRS   SOLE    SHARED  NONE
ALLEGHENY ENERGY INC          COM               017361106   13,219     269,000             SOLE        0        269,000  0      0
ALTRIA GROUP INC              COM               02209S103    4,803      54,700             SOLE        0         54,700  0      0
AMERICAN REAL ESTATE PARTNR   DEPOSITRY UNIT    029169109    8,304      69,750             SOLE        0         69,750  0      0
AQUILA INC                    COM               03840P102    2,173     519,800             SOLE        0        519,800  0      0
BERKSHIRE HATHAWAY  INC DEL   CL B              084670207      706         194             SOLE        0            194  0      0
BROOKFIELD ASSET   MGMT INC   CL A LTD VT SH    112585104    2,026      38,800             SOLE        0         38,800  0      0
CBOT HLDGS INC                CL A              14984K106    1,966      10,830             SOLE        0         10,830  0      0
CENTERPOINT ENERGY INC        COM               15189T107   11,578     645,400             SOLE        0        645,400  0      0
CMS ENERGY CORP               COM               125896100    1,382      77,650             SOLE        0         77,650  0      0
CNOOC LTD                     SPONSORED ADR     126132109      945      10,780             SOLE        0         10,780  0      0
CORILLIAN CORP                COM               218725109   10,795   2,163,300             SOLE        0      2,163,300  0      0
CRONOS GROUP SA               SHS               L20708100   20,805   1,336,222             SOLE        0      1,336,222  0      0
DELTA & PINE LD CO            COM               247357106    3,551      86,200             SOLE        0         86,200  0      0
EL PASO CORP                  COM               28336L109    8,407     581,000             SOLE        0        581,000  0      0
FLORIDA ROCK INDS INC         COM               341140101   13,350     198,400             SOLE        0        198,400  0      0
GENCORP INC                   COM               368682100      576      41,600             SOLE        0         41,600  0      0
HUANENG PWR INTL INC          SPON ADR H SHS    443304100      607      17,470             SOLE        0         17,470  0      0
HYPERION SOLUTIONS CORP       COM               44914M104    8,966     172,994             SOLE        0        172,994  0      0
INTERCONTINENTALEXCHANGE INC  COM               45865V100    1,063       8,700             SOLE        0          8,700  0      0
INTL SECS EXCHANGE HLDGS INC  CL A              46031W204      531      10,880             SOLE        0         10,880  0      0
INTERPOOL INC                 COM               46062R108    1,409      57,700             SOLE        0         57,700  0      0
INTRALASE CORP                COM               461169104    3,932     157,404             SOLE        0        157,404  0      0
KOREA ELECTRIC PWR            SPONSORED ADR     500631106    2,068     103,400             SOLE        0        103,400  0      0
LABRANCHE & CO INC            COM               505447102    2,108     258,300             SOLE        0        258,300  0      0
LEUCADIA NATL CORP            COM               527288104    1,709      58,100             SOLE        0         58,100  0      0
MARKETAXESS HLDGS INC         COM               57060D108      281      16,800             SOLE        0         16,800  0      0
MIRANT CORP NEW               COM               60467R100    3,486      86,168             SOLE        0         86,168  0      0
NASDAQ STOCK MARKET INC       COM               631103108    3,165     107,600             SOLE        0        107,600  0      0
NATIONAL WESTN LIFE INS CO    CL A              638522102      539       2,201             SOLE        0          2,201  0      0
NOVELIS INC                   COM               67000X106   16,746     379,650             SOLE        0        379,650  0      0
NYSE GROUP INC                COM               62949W103      835       8,908             SOLE        0          8,908  0      0
PG&E CORP                     COM               69331C108    2,071      42,900             SOLE        0         42,900  0      0
PREMIUM STD FARMS INC         COM               74060C105    8,161     387,863             SOLE        0        387,863  0      0
QUANTA SVCS INC               COM               74762E102    5,260     208,550             SOLE        0        208,550  0      0
REED ELSEVIER PLC             SPONSORED ADR     758205108    1,282      26,700             SOLE        0         26,700  0      0
RELIANT ENERGY INC            COM               75952B105    5,253     258,500             SOLE        0        258,500  0      0
SIERRA PAC RES NEW            COM               826428104    7,854     451,900             SOLE        0        451,900  0      0
SOUTHERN UN CO NEW            COM               844030106    1,611      53,000             SOLE        0         53,000  0      0
STUDENT LN CORP               COM               863902102      382       2,055             SOLE        0          2,055  0      0
TEXAS PAC LD TR               SUB CTF PROP I T  882610108    4,287      17,680             SOLE        0         17,680  0      0
THOMAS WEISEL PARTNERS GRP I  COM               884481102      820      43,100             SOLE        0         43,100  0      0
TXU CORP                      COM               873168108      526       8,200             SOLE        0          8,200  0      0
VALUE LINE INC                COM               920437100      363       7,600             SOLE        0          7,600  0      0
VAN DER MOOLEN HLDG N.V.      SPONSORED ADR     921020103      609     113,837             SOLE        0        113,837  0      0
WEBEX COMMUNICATIONS INC      COM               94767L109    3,497      61,495             SOLE        0         61,495  0      0
WELLSFORD REAL PPTYS INC      COM NEW           950240200      368      47,200             SOLE        0         47,200  0      0
WILLIAMS COS INC DEL          COM               969457100    2,206      77,500             SOLE        0         77,500  0      0
                                                           196,580



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